Notes Payable - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended				2 Months Ended	12 Months Ended
	May 06, 2021 USD ($) D $ / shares shares	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	May 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) item $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Oct. 31, 2019 USD ($)	Mar. 31, 2015 USD ($)
Debt Instrument [Line Items]
Conversion price | $ / shares				$ 1.42	$ 1.66	$ 1.66
Percentage of stock price trigger						75.00%
Fair value of convertible debt adjusted to additional paid in capital							$ 14,522
Gain on extinguishment of debt							(2,194)
Gain (loss) from change in fair value of derivative							(5,341)
Fair value of the warrants					$ 336
Interest rate (as a percent)					8.00%	8.00%
Notes Payable, Related Parties								$ 9,679
Amount borrowed					$ 3,000						$ 1,500
Repayment of debt	$ 800	$ 700
Less current portion - third party								7,954
Amount borrowed from related parties								6,225
Number of convertible note payable agreements | item					2
Redemption of debt				$ 3,000
Series C preferred shares issued | shares				2,118,819		5,830,723
Excess fair value recorded as additional pain in capital				$ 1,844
Short term warrants exercisable into shares | shares					3,614,457
Long term warrants exercisable into shares | shares					831,326
Beneficial conversion feature						$ 3,071
Amortization of debt discount							6,670	1,789
Threshold limit for change in control						200,000
Aggregated gross proceeds from debt and equity financing						10,000
Facility							$ 90,863	$ 17,179
Convertible note warrants
Debt Instrument [Line Items]
Fair value of the warrants	14,522
7.5% convertible senior note | Convertible note warrants
Debt Instrument [Line Items]
Stock price trigger | $ / shares							$ 11.50
Term note and revolving working capital facility
Debt Instrument [Line Items]
Warrants to purchase shares | shares								60,241	301,205
Warrant exercise price | $ / shares							$ 1.66
Fair value of the warrants								$ 6	$ 66
Maximum borrowing capacity							$ 3,000			$ 8,110
Threshold indebtedness							5,000
Increase in borrowings							$ 10,000
Interest rate (as a percent)							15.00%
Borrowings under line of credit								6,000
Notes Payable, Related Parties							$ 3,000	6,000
Facility							3,000	3,000
2020 short-term convertible notes payable
Debt Instrument [Line Items]
Notes Payable, Related Parties								3,225
Amount borrowed						9,679
Less current portion - third party						6,454
Amount borrowed from related parties						$ 3,225
Amortization of debt discount							1,296	1,774
Conversion of convertible notes, adjustment to additional paid in capital	$ 9,679
Facility								6,454
Convertible Note due in May 2024
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 11.50
Warrants to purchase shares | shares	8,695,652
Warrant exercise price | $ / shares	$ 11.50
Percentage of stock price trigger	120.00%
Stock price trigger | $ / shares	$ 13.80
Threshold Trading Days | D	20
Threshold Consecutive Trading Days | D	30
Average daily trading volume	$ 3,000
Fair value of convertible debt	$ 17,063						76,614	$ 0
Convertible notes original amount							12,137
Gain on extinguishment of debt							2,194
Fair value of common stock issued							10,089
Cash paid for remaining annual interest due							668
Fair value of convertible note derivative liability							$ 4,986
Interest rate (as a percent)							7.50%
Amount borrowed							$ 7,965
Issuance costs							$ 5,000
Series C preferred shares issued | shares							1,055,388
Convertible Note due in May 2024 | Convertible note warrants
Debt Instrument [Line Items]
Percentage of stock price trigger							65.00%
Stock price trigger | $ / shares							$ 9.20
Threshold Trading Days | D							20
Third Party Secured Promissory Note
Debt Instrument [Line Items]
Interest rate (as a percent)			20.00%
Amount borrowed			$ 3,000
Percentage of cash interest			10.00%
Percentage of paid-in kind interest			10.00%
Period after the closing of business combination for quarterly interest payments							14 days